Rights of use of assets	12 Months Ended
Jun. 30, 2022
13. Rights of use of assets

13. Right-of-use assets

 Below is the composition of the Group´s right-of-use assets as of June 30, 2022 and 2021:

	June 30, 2022	June 30, 2021
Offices, shopping malls and other rental properties	17	18
Machinery and equipment	2	7
Convention center	1,223	1,305
Total Right-of-use assets	1,242	1,330
Non-current	1,242	1,330
Total	1,242	1,330

Changes in the Group´s right-of-use assets during the fiscal years ended June 30, 2022 and 2021, were as follows:

	June 30, 2022	June 30, 2021
Beginning of the year	1,330	48,913
Additions	-	1,458
Disposals	-	(136)
Amortization charges	(88)	(3,135)
Deconsolidation	-	(42,394)
Currency translation adjustment	-	(3,376)
Total	1,242	1,330

Depreciation charge for right-of-use assets is detailed below:

	June 30, 2022	June 30, 2021
Offices, shopping malls and other rental properties	78	2,119
Telecommunications	-	485
Others	10	531
Total depreciation of right-of-use assets (i)	88	3,135

(i)

As of June 30, 2022, depreciation charges were recognized as follows: ARS 79 in "Costs" and ARS 9 in "General and administrative expenses" in the Consolidated Statements of Income and Other Comprehensive Income (Note 24). As of June 30, 2021 includes ARS 2,991 in “discontinued operations”.

Other charges to income related to right-of-use assets were as follows:

	June 30, 2022	June 30, 2021
Lease liabilities interests	(120)	(458)
Results from short-term leases	(43)	(59)

 The average discount rate and the term of liability for lease recognized as of June 30, 2022 are detailed below:

Average discount rate	Maturity date
10.61%	2023-2041